Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic And Diluted Earnings Per Share1 [Abstract]
Net Loss	€ (175,699,397)	€ (134,221,527)	€ (100,875,068)
Weighted average number of ordinary shares outstanding	59,159,247	54,020,549	38,391,654
Basic loss per share	€ (2.97)	€ (2.48)	€ (2.63)
Diluted loss per share	€ (2.97)	€ (2.48)	€ (2.63)